100 Summer Street 7th Floor, Mail Stop: SUM0703 Boston, MA 02111

December 29, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Jennison Growth VP, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on December 22, 2016.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger

Daniel Bulger

Vice President and Counsel

State Street Bank and Trust Company